RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details) (USD $)	3 Months Ended											6 Months Ended			9 Months Ended		12 Months Ended						3 Months Ended										6 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended										6 Months Ended		9 Months Ended	12 Months Ended				3 Months Ended										6 Months Ended		9 Months Ended	12 Months Ended					3 Months Ended										6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2012	Sep. 30, 2008	Mar. 31, 2012 Revenue Recognition Adjustments	Dec. 31, 2011 Revenue Recognition Adjustments	Sep. 30, 2011 Revenue Recognition Adjustments	Jun. 30, 2011 Revenue Recognition Adjustments	Mar. 31, 2011 Revenue Recognition Adjustments	Dec. 31, 2010 Revenue Recognition Adjustments	Sep. 30, 2010 Revenue Recognition Adjustments	Jun. 30, 2010 Revenue Recognition Adjustments	Mar. 31, 2010 Revenue Recognition Adjustments	Dec. 31, 2009 Revenue Recognition Adjustments	Mar. 31, 2012 Revenue Recognition Adjustments	Mar. 31, 2011 Revenue Recognition Adjustments	Jun. 30, 2012 Revenue Recognition Adjustments	Jun. 30, 2011 Revenue Recognition Adjustments	Sep. 30, 2011 Revenue Recognition Adjustments	Sep. 30, 2010 Revenue Recognition Adjustments	Sep. 30, 2009 Revenue Recognition Adjustments	Sep. 30, 2008 Revenue Recognition Adjustments	Mar. 31, 2012 Other Adjustments	Dec. 31, 2011 Other Adjustments	Sep. 30, 2011 Other Adjustments	Jun. 30, 2011 Other Adjustments	Mar. 31, 2011 Other Adjustments	Dec. 31, 2010 Other Adjustments	Sep. 30, 2010 Other Adjustments	Jun. 30, 2010 Other Adjustments	Mar. 31, 2010 Other Adjustments	Dec. 31, 2009 Other Adjustments	Mar. 31, 2012 Other Adjustments	Mar. 31, 2011 Other Adjustments	Jun. 30, 2011 Other Adjustments	Sep. 30, 2011 Other Adjustments	Sep. 30, 2010 Other Adjustments	Sep. 30, 2009 Other Adjustments	Sep. 30, 2008 Other Adjustments	Mar. 31, 2012 Previously Reported	Dec. 31, 2011 Previously Reported	Sep. 30, 2011 Previously Reported	Jun. 30, 2011 Previously Reported	Mar. 31, 2011 Previously Reported	Dec. 31, 2010 Previously Reported	Sep. 30, 2010 Previously Reported	Jun. 30, 2010 Previously Reported	Mar. 31, 2010 Previously Reported	Dec. 31, 2009 Previously Reported	Mar. 31, 2012 Previously Reported	Mar. 31, 2011 Previously Reported	Jun. 30, 2011 Previously Reported	Sep. 30, 2011 Previously Reported	Sep. 30, 2010 Previously Reported	Sep. 30, 2009 Previously Reported	Sep. 30, 2008 Previously Reported	Sep. 30, 2008 Previously Reported Revenue Recognition Adjustments	Mar. 31, 2012 Adjustments	Dec. 31, 2011 Adjustments	Sep. 30, 2011 Adjustments	Jun. 30, 2011 Adjustments	Mar. 31, 2011 Adjustments	Dec. 31, 2010 Adjustments	Sep. 30, 2010 Adjustments	Jun. 30, 2010 Adjustments	Mar. 31, 2010 Adjustments	Dec. 31, 2009 Adjustments	Mar. 31, 2012 Adjustments	Mar. 31, 2011 Adjustments	Jun. 30, 2011 Adjustments	Sep. 30, 2011 Adjustments	Sep. 30, 2010 Adjustments	Sep. 30, 2009 Adjustments	Sep. 30, 2008 Adjustments
Increase in retained earnings																																																																																												$ 23,000,000
Increase in accumulated other comprehensive income																																																																																												(900,000)
Retained earnings	751,439,000	670,443,000	650,254,000	629,560,000	617,341,000	595,291,000	571,586,000	553,452,000	539,269,000	522,541,000	498,006,000	751,439,000	670,443,000	595,291,000	703,255,000	617,341,000	715,043,000	629,560,000	553,452,000	486,170,000		427,836,000																		25,587,000																	(2,619,000)	641,336,000	620,291,000	598,849,000	577,155,000	556,341,000	541,475,000	521,567,000	510,720,000	488,020,000	469,406,000	641,336,000	556,341,000	577,155,000	598,849,000	521,567,000	455,743,000	404,868,000		29,107,000	29,963,000	30,711,000	40,186,000	38,950,000	30,111,000	31,885,000	28,549,000	34,521,000	28,600,000	29,107,000	38,950,000	40,186,000	30,711,000	31,885,000	30,427,000
Net Income	27,210,000	23,448,000	20,739,000	14,674,000	22,106,000	28,869,000	18,255,000	16,588,000	16,730,000	26,940,000	11,836,000	39,729,000	44,187,000	47,816,000	70,273,000	69,885,000	92,104,000	83,904,000	72,094,000	63,145,000			(1,188,000)	(440,000)	(7,845,000)	1,246,000	9,469,000	(549,000)	3,415,000	(6,583,000)	6,119,000	(2,921,000)	(2,367,000)	9,612,000	70,273,000	10,821,000	2,321,000	31,000	9,900,000		332,000	(308,000)	(1,630,000)	(10,000)	(630,000)	(1,225,000)	(79,000)	611,000	(198,000)	1,094,000	24,000	(1,855,000)	(1,865,000)	(3,495,000)	1,427,000	(2,441,000)		24,304,000	21,487,000	24,149,000	20,870,000	20,030,000	20,029,000	13,252,000	22,702,000	21,019,000	13,663,000	45,791,000	40,059,000	60,929,000	85,078,000	70,636,000	55,686,000			(856,000)	(748,000)	(9,475,000)	1,236,000	8,839,000	(1,774,000)	3,336,000	(5,972,000)	5,921,000	(1,827,000)	(2,343,000)	7,757,000	8,956,000	(1,174,000)	1,458,000	7,459,000
Reclassification
Service cost erroneously classified as product cost				5,000,000	8,900,000													13,900,000
Current assets:
Cash and cash equivalents	148,605,000	230,766,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	148,605,000	230,766,000	250,976,000	231,129,000	312,857,000	212,267,000	329,148,000	295,434,000	244,074,000	174,116,000	112,696,000																																				230,766,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	230,766,000	250,976,000	312,857,000	329,148,000	295,434,000	244,074,000	112,696,000	112,696,000
Short-term investments		7,895,000	18,872,000	25,829,000	26,108,000	42,288,000	53,155,000	84,081,000	79,372,000	68,912,000	24,070,000		7,895,000	42,288,000		26,108,000		25,829,000	84,081,000	8,127,000																																						7,895,000	18,872,000	25,829,000	26,108,000	42,288,000	53,155,000	84,081,000	79,372,000	68,912,000	24,070,000	7,895,000	42,288,000	26,108,000	25,829,000	84,081,000	8,127,000
Accounts receivable:
Trade and other receivables				20,259,000				11,594,000									17,543,000	20,259,000	11,594,000	12,833,000																																								20,259,000				11,594,000							20,259,000	11,594,000	12,833,000
Long-term contracts				207,426,000				201,898,000									333,617,000	207,426,000	201,898,000	222,709,000																																								204,120,000				199,353,000							204,120,000	199,353,000	223,186,000					3,306,000				2,545,000							3,306,000	2,545,000	(477,000)
Allowance for doubtful accounts				(395,000)				(663,000)									(463,000)	(395,000)	(663,000)	(4,558,000)																																								(395,000)				(663,000)							(395,000)	(663,000)	(4,558,000)
Current accounts receivable	414,066,000	292,704,000	254,811,000	227,290,000	207,950,000	234,162,000	207,260,000	212,829,000	217,001,000	218,962,000	206,333,000	414,066,000	292,704,000	234,162,000	323,118,000	207,950,000	350,697,000	227,290,000	212,829,000	230,984,000																																						292,704,000	254,811,000	223,984,000	207,950,000	234,162,000	207,260,000	210,284,000	217,001,000	218,962,000	206,333,000	292,704,000	234,162,000	207,950,000	223,984,000	210,284,000	231,461,000					3,306,000				2,545,000							3,306,000	2,545,000	(477,000)
Recoverable income taxes	5,600,000	16,576,000	27,268,000	24,917,000	10,092,000	12,946,000	4,595,000	6,810,000	3,541,000	3,900,000	276,000	5,600,000	16,576,000	12,946,000	5,372,000	10,092,000	7,083,000	24,917,000	6,810,000	249,000																																						12,392,000	22,177,000	20,725,000	9,762,000	12,843,000		8,320,000				12,392,000	12,843,000	9,762,000	20,725,000	8,320,000				4,184,000	5,091,000	4,192,000	330,000	103,000	4,595,000	(1,510,000)	3,541,000	3,900,000	276,000	4,184,000	103,000	330,000	4,192,000	(1,510,000)	249,000
Inventories	50,992,000	51,398,000	43,341,000	38,359,000	41,230,000	37,387,000	40,538,000	40,653,000	47,083,000	59,382,000	62,164,000	50,992,000	51,398,000	37,387,000	49,622,000	41,230,000	52,366,000	38,359,000	40,653,000	57,605,000																																						50,664,000	42,172,000	36,729,000	37,578,000	33,248,000	35,471,000	32,820,000	42,484,000	50,066,000	54,510,000	50,664,000	33,248,000	37,578,000	36,729,000	32,820,000	49,107,000			734,000	1,169,000	1,630,000	3,652,000	4,139,000	5,067,000	7,833,000	4,599,000	9,316,000	7,654,000	734,000	4,139,000	3,652,000	1,630,000	7,833,000	8,498,000
Deferred income taxes				9,483,000				14,290,000									7,587,000	9,483,000	14,290,000	20,191,000																																								13,778,000				17,825,000							13,778,000	17,825,000	22,132,000					(4,295,000)				(3,535,000)							(4,295,000)	(3,535,000)	(1,941,000)
Prepaid expenses and other current assets				21,080,000				26,127,000									13,977,000	21,080,000	26,127,000	29,957,000																																								20,452,000				25,893,000							20,452,000	25,893,000	29,957,000					628,000				234,000							628,000	234,000
Total current assets	704,850,000	687,141,000	649,874,000	676,106,000	635,962,000	615,953,000	557,093,000	680,224,000	631,063,000	650,378,000	57,030,000	704,850,000	687,141,000	615,953,000	694,630,000	635,962,000	712,726,000	676,106,000	680,224,000	591,187,000																																						687,330,000	647,956,000	670,645,000	636,001,000	615,097,000	550,622,000	674,657,000	624,917,000	640,803,000	565,614,000	687,330,000	615,097,000	636,001,000	670,645,000	674,657,000	584,858,000			(189,000)	1,918,000	5,461,000	(39,000)	856,000	6,471,000	5,567,000	6,146,000	9,575,000	4,416,000	(189,000)	856,000	(39,000)	5,461,000	5,567,000	6,329,000
Long-term contract receivables	20,830,000	23,590,000	24,140,000	23,700,000	24,275,000	25,180,000	26,530,000	28,080,000	29,800,000	17,000,000	9,300,000	20,830,000	23,590,000	25,180,000	22,850,000	24,275,000	22,070,000	23,700,000	28,080,000	13,400,000																																						23,590,000	24,140,000	23,700,000	24,275,000	25,180,000	26,530,000	28,080,000	29,800,000	17,000,000	9,300,000	23,590,000	25,180,000	24,275,000	23,700,000	28,080,000	13,400,000
Property, plant and equipment - net	54,732,000	55,525,000	52,045,000	48,467,000	47,828,000	47,635,000	47,210,000	47,469,000	47,228,000	47,190,000	48,327,000	54,732,000	55,525,000	47,635,000	56,166,000	47,828,000	55,327,000	48,467,000	47,469,000	48,895,000																																						55,525,000	52,045,000	48,467,000	47,828,000	47,635,000	47,210,000	47,469,000	47,228,000	47,190,000	48,327,000	55,525,000	47,635,000	47,828,000	48,467,000	47,469,000	48,895,000
Deferred income taxes				12,824,000				19,288,000									16,364,000	12,824,000	19,288,000	14,504,000																																								11,318,000				18,570,000							11,318,000	18,570,000	14,082,000					1,506,000				718,000							1,506,000	718,000	422,000
Goodwill	185,589,000	146,812,000	146,413,000	146,355,000	146,972,000	146,769,000	150,291,000	64,142,000	58,872,000	59,092,000	59,529,000	185,589,000	146,812,000	146,769,000	146,597,000	146,972,000	146,933,000	146,355,000	64,142,000	59,433,000		61,032,000																																				146,812,000	146,413,000	146,355,000	146,972,000	146,769,000	150,291,000	64,142,000	58,872,000	59,092,000	59,529,000	146,812,000	146,769,000	146,972,000	146,355,000	64,142,000	59,433,000
Purchased intangibles	62,930,000	46,493,000	50,147,000	54,139,000	58,290,000	62,529,000	67,204,000	26,295,000	34,035,000	25,274,000	26,952,000	62,930,000	46,493,000	62,529,000	42,836,000	58,290,000	39,374,000	54,139,000	26,295,000	28,618,000																																						46,493,000	50,147,000	54,139,000	58,290,000	62,529,000	67,204,000	26,295,000	34,035,000	25,274,000	26,952,000	46,493,000	62,529,000	58,290,000	54,139,000	26,295,000	28,618,000
Other assets		20,426,000	19,624,000	4,933,000	17,111,000	17,371,000	17,287,000	6,021,000	20,860,000	21,581,000	21,728,000		20,426,000	17,371,000	22,087,000	17,111,000	6,648,000	4,933,000	6,021,000	7,536,000																																						18,920,000	18,118,000	4,216,000	15,047,000	15,333,000	15,271,000	5,196,000	20,105,000	20,457,000	20,680,000	18,920,000	15,333,000	15,047,000	4,216,000	5,196,000	7,029,000			1,506,000	1,506,000	717,000	2,064,000	2,038,000	2,016,000	825,000	755,000	1,124,000	1,048,000	1,506,000	2,038,000	2,064,000	717,000	825,000	507,000
Total assets	1,100,243,000	979,987,000	942,243,000	966,524,000	930,438,000	915,437,000	865,615,000	871,519,000	821,858,000	820,515,000	735,866,000	1,100,243,000	979,987,000	915,437,000	998,861,000	930,438,000	1,026,317,000	966,524,000	871,519,000	763,573,000																																						978,670,000	938,819,000	958,840,000	928,413,000	912,543,000	857,128,000	864,409,000	814,957,000	809,816,000	730,402,000	978,670,000	912,543,000	928,413,000	958,840,000	864,409,000	756,315,000			1,317,000	3,424,000	7,684,000	2,025,000	2,894,000	8,487,000	7,110,000	6,901,000	10,699,000	5,464,000	1,317,000	2,894,000	2,025,000	7,684,000	7,110,000	7,258,000
Current liabilities:
Trade accounts payable	33,322,000	42,785,000	31,554,000	43,984,000	42,316,000	33,901,000	23,723,000	39,085,000	36,549,000	37,531,000	20,231,000	33,322,000	42,785,000	33,901,000	40,341,000	42,316,000	47,917,000	43,984,000	39,085,000	32,542,000																																						41,126,000	30,372,000	38,870,000	41,304,000	32,890,000	22,766,000	33,638,000	35,768,000	36,742,000	19,746,000	41,126,000	32,890,000	41,304,000	38,870,000	33,638,000	28,626,000			1,659,000	1,182,000	5,114,000	1,012,000	1,011,000	957,000	5,447,000	781,000	789,000	755,000	1,659,000	1,011,000	1,012,000	5,114,000	5,447,000	3,916,000
Customer advances	92,178,000	119,647,000	124,244,000	134,316,000	102,388,000	97,605,000	119,183,000	98,515,000	96,156,000	78,527,000	85,932,000	92,178,000	119,647,000	97,605,000	116,828,000	102,388,000	100,764,000	134,316,000	98,515,000	83,978,000																																						168,670,000	172,988,000	183,845,000	161,474,000	154,022,000	160,830,000	139,723,000	131,505,000	119,404,000	121,197,000	168,670,000	154,022,000	161,474,000	183,845,000	139,723,000	123,458,000			(49,023,000)	(48,744,000)	(49,529,000)	(59,086,000)	(56,417,000)	(41,647,000)	(41,208,000)	(35,349,000)	(40,877,000)	(35,265,000)	(49,023,000)	(56,417,000)	(59,086,000)	(49,529,000)	(41,208,000)	(39,480,000)
Accrued compensation		84,793,000	88,929,000	49,513,000	109,094,000	129,751,000	91,948,000	48,994,000	94,794,000	121,720,000	84,101,000		84,793,000	129,751,000	84,238,000	109,094,000	52,680,000	49,513,000	48,994,000	49,134,000																																						83,499,000	86,344,000	49,513,000	105,959,000	127,603,000	90,012,000	48,994,000	93,927,000	121,264,000	84,423,000	83,499,000	127,603,000	105,959,000	49,513,000	48,994,000	49,134,000			1,294,000	2,585,000		3,135,000	2,148,000	1,936,000		867,000	456,000	(322,000)	1,294,000	2,148,000	3,135,000
Other current liabilities				57,006,000			13,902,000	61,091,000									55,988,000	57,006,000	61,091,000	59,644,000																																								53,826,000			1,604,000	60,041,000							53,826,000	60,041,000	60,402,000								12,298,000	1,050,000								1,050,000	(758,000)
Income taxes payable	7,094,000	21,346,000	19,606,000	18,716,000	18,127,000	19,148,000	14,517,000	27,219,000	29,838,000	30,974,000	9,715,000	7,094,000	21,346,000	19,148,000	19,804,000	18,127,000	20,733,000	18,716,000	27,219,000	12,099,000																																						11,922,000	8,460,000	7,902,000	7,063,000	7,597,000	1,604,000	20,107,000	19,515,000	18,293,000	3,053,000	11,922,000	7,597,000	7,063,000	7,902,000	20,107,000	3,491,000			9,424,000	11,146,000	10,814,000	11,064,000	11,551,000	12,913,000	7,112,000	10,323,000	12,681,000	6,662,000	9,424,000	11,551,000	11,064,000	10,814,000	7,112,000	8,608,000
Current portion of long-term debt	527,000	4,556,000	4,539,000	4,541,000	4,554,000	4,556,000	4,541,000	4,545,000	4,518,000	4,527,000	4,561,000	527,000	4,556,000	4,556,000	4,545,000	4,554,000	4,561,000	4,541,000	4,545,000	4,554,000																																						4,556,000	4,539,000	4,541,000	4,554,000	4,556,000	4,541,000	4,545,000	4,518,000	4,527,000	4,561,000	4,556,000	4,556,000	4,554,000	4,541,000	4,545,000	4,554,000
Total current liabilities	286,217,000	273,127,000	268,872,000	308,076,000	276,479,000	284,961,000	253,912,000	279,449,000	261,855,000	273,279,000	204,540,000	286,217,000	273,127,000	284,961,000	265,756,000	276,479,000	282,643,000	308,076,000	279,449,000	241,951,000																																						309,773,000	302,703,000	338,497,000	320,354,000	326,668,000	279,753,000	307,048,000	285,233,000	300,230,000	232,710,000	309,773,000	326,668,000	320,354,000	338,497,000	307,048,000	269,665,000			(36,646,000)	(33,831,000)	(30,421,000)	(43,875,000)	(41,707,000)	(25,841,000)	(27,599,000)	(23,378,000)	(26,951,000)	(28,170,000)	(36,646,000)	(41,707,000)	(43,875,000)	(30,421,000)	(27,599,000)	(27,714,000)
Long-term debt	52,502,000	7,191,000	7,233,000	11,377,000	11,596,000	11,574,000	11,786,000	15,949,000	15,884,000	16,077,000	16,409,000	52,502,000	7,191,000	11,574,000	6,995,000	11,596,000	6,942,000	11,377,000	15,949,000	20,570,000																																						7,191,000	7,233,000	11,377,000	11,596,000	11,754,000	11,786,000	15,949,000	15,884,000	16,077,000	16,409,000	7,191,000	11,754,000	11,596,000	11,377,000	15,949,000	20,570,000
Accrued pension liability				41,166,000				39,855,000									46,382,000	41,166,000	39,855,000	33,762,000																																								38,223,000				37,015,000							38,223,000	37,015,000	32,214,000					2,943,000				2,840,000							2,943,000	2,840,000	1,548,000
Deferred compensation				7,884,000				8,508,000									8,619,000	7,884,000	8,508,000	7,902,000																																								7,884,000				8,508,000							7,884,000	8,508,000	7,902,000
Income taxes payable				12,129,000				9,961,000									4,862,000	12,129,000	9,961,000	11,001,000																																								4,479,000				3,382,000							4,479,000	3,382,000	5,119,000					7,650,000				6,579,000							7,650,000	6,579,000	5,882,000
Other non-current liabilities		69,059,000	66,902,000	6,582,000	68,353,000	67,129,000	69,641,000	4,748,000	51,050,000	52,686,000	53,647,000		69,059,000	67,129,000	69,130,000	68,353,000	6,527,000	6,582,000	4,748,000																																							57,954,000	56,157,000	6,582,000	58,313,000	57,270,000	60,040,000	4,748,000	43,499,000	45,199,000	46,048,000	57,954,000	57,270,000	58,313,000	6,582,000	4,748,000				11,105,000	10,745,000		10,040,000	9,859,000	9,601,000		7,551,000	7,487,000	7,599,000	11,105,000	9,859,000	10,040,000
Shareholders' equity:
Preferred stock, no par value: Authorized--5,000 shares Issued and outstanding--none
Common stock, no par value: Authorized--50,000 shares 2012, 2011 and 2010--Issued 35,682 shares, outstanding--26,736 shares 2009--Issued 35,677 shares, outstanding--26,732 shares	12,633,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,530,000	12,633,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,530,000																																						12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,530,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,530,000
Retained earnings	751,439,000	670,443,000	650,254,000	629,560,000	617,341,000	595,291,000	571,586,000	553,452,000	539,269,000	522,541,000	498,006,000	751,439,000	670,443,000	595,291,000	703,255,000	617,341,000	715,043,000	629,560,000	553,452,000	486,170,000		427,836,000																		25,587,000																	(2,619,000)	641,336,000	620,291,000	598,849,000	577,155,000	556,341,000	541,475,000	521,567,000	510,720,000	488,020,000	469,406,000	641,336,000	556,341,000	577,155,000	598,849,000	521,567,000	455,743,000	404,868,000		29,107,000	29,963,000	30,711,000	40,186,000	38,950,000	30,111,000	31,885,000	28,549,000	34,521,000	28,600,000	29,107,000	38,950,000	40,186,000	30,711,000	31,885,000	30,427,000
Accumulated other comprehensive loss	(34,464,000)	(16,172,000)	(27,306,000)	(26,493,000)	(19,525,000)	(19,836,000)	(17,364,000)	(16,340,000)	(22,154,000)	(20,022,000)	(13,195,000)	(34,464,000)	(16,172,000)	(19,836,000)	(22,667,000)	(19,525,000)	(21,148,000)	(26,493,000)	(16,340,000)	(14,242,000)																																						(13,923,000)	(23,853,000)	(23,294,000)	(15,199,000)	(15,628,000)	(11,980,000)	(9,745,000)	(16,333,000)	(15,664,000)	(10,630,000)	(13,923,000)	(15,628,000)	(15,199,000)	(23,294,000)	(9,745,000)	(11,357,000)			(2,249,000)	(3,453,000)	(3,199,000)	(4,326,000)	(4,208,000)	(5,384,000)	(6,595,000)	(5,821,000)	(4,358,000)	(2,565,000)	(2,249,000)	(4,208,000)	(4,326,000)	(3,199,000)	(6,595,000)	(2,885,000)
Treasury stock at cost - 8,945 shares	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,074,000)	(36,074,000)	(36,074,000)	(36,071,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,074,000)	(36,071,000)																																						(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,074,000)	(36,074,000)	(36,074,000)	(36,071,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,074,000)	(36,071,000)
Shareholders' equity related to Cubic	693,530,000	630,767,000	599,444,000	579,563,000	574,312,000	551,951,000	530,718,000	513,612,000	493,615,000	479,019,000	461,270,000	693,530,000	630,767,000	551,951,000	657,084,000	574,312,000	670,391,000	579,563,000	513,612,000	448,387,000																																						603,909,000	572,934,000	552,051,000	538,452,000	517,209,000	505,991,000	488,322,000	470,887,000	448,856,000	435,235,000	603,909,000	517,209,000	538,452,000	552,051,000	488,322,000	420,845,000			26,858,000	26,510,000	27,512,000	35,860,000	34,742,000	24,727,000	25,290,000	22,728,000	30,163,000	26,035,000	26,858,000	34,742,000	35,860,000	27,512,000	25,290,000	27,542,000
Noncontrolling interest in variable interest entity	76,000	(157,000)	(208,000)	(253,000)	(302,000)	(358,000)	(442,000)	(563,000)	(546,000)	(546,000)		76,000	(157,000)	(358,000)	(104,000)	(302,000)	(49,000)	(253,000)	(563,000)																																							(157,000)	(208,000)	(253,000)	(302,000)	(358,000)	(442,000)	(563,000)	(546,000)	(546,000)		(157,000)	(358,000)	(302,000)	(253,000)	(563,000)
Total shareholders' equity	693,606,000	630,610,000	599,236,000	579,310,000	574,010,000	551,593,000	530,276,000	513,049,000	493,069,000	478,473,000	461,270,000	693,606,000	630,610,000	551,593,000	656,980,000	574,010,000	670,342,000	579,310,000	513,049,000	448,387,000																																						603,752,000	572,726,000	551,798,000	538,150,000	516,851,000	505,549,000	487,759,000	470,341,000	448,310,000	435,235,000	603,752,000	516,851,000	538,150,000	551,798,000	487,759,000	420,845,000			26,848,000	26,510,000	27,512,000	35,860,000	34,742,000	24,727,000	25,290,000	22,728,000	30,163,000	26,035,000	26,848,000	34,742,000	35,860,000	27,512,000	25,290,000	27,542,000
Total liabilities and shareholders' equity	$ 1,100,243,000	$ 979,987,000	$ 942,243,000	$ 966,524,000	$ 930,438,000	$ 915,437,000	$ 865,615,000	$ 871,519,000	$ 821,858,000	$ 820,515,000	$ 735,866,000	$ 1,100,243,000	$ 979,987,000	$ 915,437,000	$ 998,861,000	$ 930,438,000	$ 1,026,317,000	$ 966,524,000	$ 871,519,000	$ 763,573,000																																						$ 978,670,000	$ 938,819,000	$ 958,840,000	$ 928,413,000	$ 912,543,000	$ 857,128,000	$ 864,409,000	$ 814,957,000	$ 809,816,000	$ 730,402,000	$ 978,670,000	$ 912,543,000	$ 928,413,000	$ 958,840,000	$ 864,409,000	$ 756,315,000			$ 1,317,000	$ 3,424,000	$ 7,684,000	$ 2,025,000	$ 2,894,000	$ 8,487,000	$ 7,110,000	$ 6,901,000	$ 10,699,000	$ 5,464,000	$ 1,317,000	$ 2,894,000	$ 2,025,000	$ 7,684,000	$ 7,110,000	$ 7,258,000